SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Trade payables	$ 10,491	$ 4,946
Accrued expenses	6,185	652
Accounts payable	$ 16,676	$ 5,598